SIGNIFICANT ACCOUNTING POLICIES (Schedule of Intangible Assets Amortization Rates) (Details)	Dec. 31, 2013
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Annual amortization rate	10.00%
Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Annual amortization rate	12.50%
Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Annual amortization rate	16.70%
Customer relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Annual amortization rate	20.00%
Customer relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Annual amortization rate	25.00%
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Annual amortization rate	100.00%